UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hocky Management Co. LLC
Address:      100 South Bedford Road, Suite 110
              Mt. Kisco, New York  10549


Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914)244-4100

Signature, Place, and Date of Signing:
/s/ David Sachs                 Mt. Kisco, New York             August 13, 2000
 [Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0
                                        -----------

Form 13F Information Table Entry Total:     37
                                        -----------

Form 13F Information Table Value Total:  $130,605
                                        -----------
                                        (thousands)


List of Other Included Managers:

None

              Form 13F INFORMATION TABLE - Hocky Capital Management
                           (quarter ending 6/30/2000)

          COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5    COLUMN 6    COLUMN 7        COLUMN 8
                                                                        SHRS OR                                 VOTING AUTHORITY
                                                               VALUE    PRN     PRN PUT/ INVESTMENT  OTHER
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      (X1000)  AMOUNT  SH/ CALL DISCRETION  MANAGERS SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMFM INC                            COM. STOCK      001693100  12220     177100 SH       SOLE                  171000          6100
AT&T CORP                           COM. STOCK
                                    LIB GRP A       001957208   8378     343700 SH       SOLE                  329950         13750
ALLTEL CORP                         COM. STOCK      020039103   4478      72300 SH       SOLE                   68100          4200
AMPHENOL CORP NEW                   CL A            032095101   9931     150044 SH       SOLE                  143144          6900
 BLOCK H & R INC                    COM. STOCK      093671105   1133      35000 SH       SOLE                   32900          2100
CABLE DESIGN TECHNOLOGIES CORP      COM. STOCK      126924109   4352     128000 SH       SOLE                  121000          7000
CITIZENS COMMUNICATIONS CO          COM. STOCK      17453B101   7763     450000 SH       SOLE                  424000         26000
DIGITAL GENERATION SYS INC          COM. STOCK      253921100   1080     160000 SH       SOLE                  155700          4300
ELECTRIC LIGHTWAVE INC              CL A            284895109    387      20700 SH       SOLE                   20500           200
GAINSCO INC                         COM. STOCK      363127101    125      25000 SH       SOLE                                 25000
GENERAL CABLE CORP DEL NEW          COM. STOCK      369300108    992     122100 SH       SOLE                  115000          7100
ICG COMMUNICATIONS INC              COM. STOCK      449246107   2206     100000 SH       SOLE                   94000          6000
KROGER CO                           COM. STOCK      501044101   3751     170000 SH       SOLE                  170000
LIBERTE INVS INC-DEL                COM. STOCK      530154103   3070     963200 SH       SOLE                  905000         58200
LIBERTY LIVEWIRE CORP               CL A            530709104   9599     136640 SH       SOLE                  130360          6280
MANOR CARE INC NEW                  COM. STOCK      564055101    350      50000 SH       SOLE                   47000          3000
MATTEL INC                          COM. STOCK      577081102    659      50000 SH       SOLE                   47000          3000
METRO ONE TELECOMMUNICATIONS        COM. STOCK      59163F105    604      48100 SH       SOLE                   41300          6800
MOTOROLA INC                        COM. STOCK      620076109   9852     325000 SH       SOLE                  306100         18900
NTL INC                             COM. STOCK      629407107   3218      53750 SH       SOLE                   50250          3500
RADIO UNICA COMMUNICATIONS CP       COM. STOCK      75040Q106    987     141000 SH       SOLE                  141000
SCRIPPS E W CO OHIO                 CL A            811054204   6895     140000 SH       SOLE                  131600          8400
SHAW COMMUNICATIONS INC             CL B CONV       82028K200   2469     100000 SH       SOLE                   94400          5600
SOFNET SYS INC                      COM. STOCK      833964109    375      39000 SH       SOLE                   37000          2000
STYLECLICK COM INC                  COM. STOCK      864221106    100      10000 SH       SOLE                                 10000
TV GUIDE INC                        CL A            87307Q109   2569      75000 SH       SOLE                   70100          4900
TELEPHONE & DATA SYS INC            COM. STOCK      879433100   5013      50000 SH       SOLE                   46700          3300
THERMO ELECTRON CORP                COM. STOCK      883556102   2106     100000 SH       SOLE                   94000          6000
TICKETMASTER ONLINE-CITYSEARCH      CL B            88633P203    398      25000 SH       SOLE                   23500          1500
USA NETWORKS INC                    COM. STOCK      902984103   7028     325000 SH       SOLE                  305500         19500
UNITEDGLOBALCOM                     CL A            913247508   9752     208600 SH       SOLE                  199100          9500
VOYAGER NET INC                     COM. STOCK      92906W101    128      16000 SH       SOLE                   10000          6000
WILLIAMS SONOMA INC                 COM. STOCK      969904101   5758     177500 SH       SOLE                  167300         10200
YORK INTL CORP NEW                  COM. STOCK      986670107    205       8100 SH       SOLE                    7600           500
YOUNG BROADCASTING INC              CL A            987434107   1927      75000 SH       SOLE                   70800          4200
***CORECOMM LIMITED                 ORD             G2422R109    493      25300 SH       SOLE                   23800          1500
***AREL COMMUNICATIONS & SOFTWARE   COM. STOCK      M14925107    255      25000 SH       SOLE                   23500          1500